Annual Fund Operating Expenses	Mar. 31, 2025
Allspring Disciplined Small Cap Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jul. 31, 2027
Allspring Disciplined Small Cap Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.77%
Acquired Fund Fees and Expenses	0.91%
Expenses (as a percentage of Assets)	1.27%
Fee Waiver or Reimbursement	(0.36%)
Allspring Index Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jul. 31, 2026
Allspring Index Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.14%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.48%
Acquired Fund Fees and Expenses	0.44%
Expenses (as a percentage of Assets)	0.62%
Fee Waiver or Reimbursement	(0.18%)
Allspring Index Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.14%
Distribution or Similar (Non 12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.48%
Acquired Fund Fees and Expenses	1.19%
Expenses (as a percentage of Assets)	1.37%
Fee Waiver or Reimbursement	(0.18%)
Allspring Special Small Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jul. 31, 2027
Allspring Special Small Cap Value Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.46%
Acquired Fund Fees and Expenses	1.23%
Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement	0.00%